FINANCIAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deposits from financial obligations [abstract]
Disclosure of Detailed Information about Financial Obligations [Text Block]

The following is a summary of the financial obligations of Grupo Aval as of December 31, 2019 and 2018:

	December		December
	31, 2019		31, 2018

Local Currency
Interbank funds
Overnight funds	Ps.	9,027	Ps.	4,152
Interbank funds purchased		1,595,504		173,274
Commitments to transfer open and closed repo operations		1,706,368		1,884,750
Commitments to transfer simultaneous operations		4,456,544		2,306,037
Commitments originated in short positions simultaneous operations		262,873		362,833
Total interbank funds	Ps.	8,030,316	Ps.	4,731,046
Borrowings from banks and others
Borrowings		2,192,128		1,964,408
Leases contracts*		1,539,871		—
Letters of credit		—		300
Bankers acceptances		17		217
Total borrowings from banks and others	Ps.	3,732,016	Ps.	1,964,925

Foreign currency
Interbank funds
Overnight funds		6,283		—
Interbank funds purchased		921,500		1,568,172
Commitments to transfer open and closed repo operations		282,380		514,860
Total interbank funds	Ps.	1,210,163	Ps.	2,083,032
Borrowings from banks and others
Borrowings		12,336,206		17,190,315
Leases contracts*		1,493,631		—
Andean Development Corporation		551,198		384,758
Letters of credit		622,730		356,640
Bankers acceptances		1,008,485		664,429
Discoveries in bank current account		59,078		49,699
Total borrowings from banks and others	Ps.	16,071,328	Ps.	18,645,841
Total interbank borrowings, overnight funds and borrowings from banks and others	Ps.	29,043,823	Ps.	27,424,844

(*)   Grupo Aval has initially adopted IFRS 16 as of January 1, 2019. According to the transition methods chosen, comparative information is not restated. See note 2(2.4)(A).

Disclosure of Detailed Information About Other Borrowings Explanatory [Text Block]

The details of the borrowings from these entities as of December 31, 2019, and 2018 and are as follows:

	Interest rates in force at cut off	December 31, 2019		December 31, 2018
Banco de Comercio Exterior - “BANCOLDEX”	Fix between 0.02% and 21.15%, DTF + 0.10% to 5.83%, IBR + 0.10% to 8.31%, LIBOR1 + 2.15% to 4.54%, LIBOR6 + 2.38% to 5.08%	Ps.	1,326,045	Ps.	1,303,648
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”	Fix between 0.50% and 15.48%, DTF + 0.50% to 7.00% and IBR + 0.90% to 1.90%		338,195		278,025
Financiera de Desarrollo Territorial “FINDETER”	Fix between 0.25% and 13.38%, DTF + 0.6% to 4.38%, IBR+ 0.40% to 3.90%, IPC+ 0.50% and 5.00% and LIBOR6 +4.51% and 4.81%		2,218,245		2,065,123
Total		Ps.	3,882,485	Ps.	3,646,796

Disclosure of detailed information about bond issued [Text Block]

		December		December
Issuer	Issue Date	31, 2019		31, 2018		Maturity Date	Interest Rate
Local Currency
Banco de Bogotá S.A.	23/02/2010	Ps.	137,598	Ps.	134,736	23/02/2020	CPI + 5.45% and UVR + 5.45%
Banco de Occidente	Between 22/09/2011 and 18/09/2019		3,246,333		3,143,903	Between 27/04/2020 and 14/12/2032	CPI + 1.75% a 4.65%, Fixed between 5.83% to 6.18%
Corporación Financiera Colombiana S.A.	Between 27/08/2009 and 27/08/2019		2,895,156		2,853,685	Between 29/01/2020 and 02/03/2043	CPI +2.16% to 5.99%, Fixed 7.10%
Banco Popular	Between 26/02/2013 and 13/02/2019		1,753,896		1,616,729	Between 14/02/2020 and 12/10/2026	CPI+ 2.90% to 4.13%; Fixed between 6.17% to 8.10%
Grupo Aval Acciones y Valores	Between 03/12/2009 and 14/11/2019		1,201,189		1,108,713	Between 28/06/2020 and 28/06/2042	CPI + 2.69% to 5.20% and Fixed 6.42%
Peso denominated Total		Ps.	9,234,172	Ps.	8,857,766

Foreign Currency
Banco de Bogotá S.A. Under rule 144A.	Between 19/02/2013 and 03/08/2017		7,109,822		7,042,678	Between 19/02/2023 and 03/08/2027	Fixed between 4.38% to 6.25%
BAC Credomatic
El Salvador	Between 11/02/2013 and 19/08/2019		726,607		753,556	Between 11/02/2020 and 19/08/2024	Between 5.20% to 5.85%
Honduras	Between 12/05/2017 and 15/11/2019		320,162		205,017	Between 12/05/2020 and 11/04/2022	Between 0.75% to 9.50%
Guatemala	Between 09/07/2018 and 24/08/2018		—		14,025	Between 09/07/2019 and 26/08/2019	Between 4.25% to 5.50%
BAC Credomatic Total		Ps.	1,046,769	Ps.	972,598
Banco Bogotá and BAC Credomatic Total		Ps.	8,156,591	Ps.	8,015,276
Grupo Aval Limited	19/09/2012		3,268,629		3,267,308	26/09/2022	Fixed 4.75%
Corficolombiana	16/10/2019		1,258,876		—	16/10/2029	Fixed 3.75%
Foreign Currency Total		Ps.	12,684,096	Ps.	11,282,584
Total of Bonds		Ps.	21,918,268	Ps.	20,140,350

Disclosure of detailed information About Future Maturities of Bonds [Text Block]

			Liabilities						Equity						Total
	Notes		Dividends payable		Bonds issued		Leases		Subscribed and paid-in capital		Additional paid-in capital		Non-controlling interest
Balance at December 31, 2016		Ps.	644,733	Ps.	18,568,236	Ps.	1,108,400	Ps.	22,281	Ps.	8,307,527	Ps.	9,057,669	Ps.	37,708,846
Cash flows from financing activities:
Dividens paid to shareholders			(1,307,525)		—		—		—		—		—		(1,307,525)
Dividens paid to non-controlling interest	26		(768,769)		—		—		—		—		—		(768,769)
Issuance of debt securities			—		4,548,108		—		—		—		—		4,548,108
Payment of outstanding debt securities			—		(3,913,694)		—		—		—		—		(3,913,694)
Acquisition of NCI Without a change in control			—		—		—		—		(4,096)		—		(4,096)
Net cash used in financing activities			(2,076,294)		634,414		—		—		(4,096)		—		(1,445,976)
Cash flows from operating activities:
Accrued interest			—		1,162,203		—		—		—		—		1,162,203
Interest paid			—		(1,205,741)		—		—		—		—		(1,205,741)
Other changes			2,021,602		(56,916)		(53,395)		—		—		(711,578)		1,199,713
Total liabilities related to other changes			2,021,602		(100,454)		(53,395)		—		—		(711,578)		1,156,175
Total equity related to other changes			—		—		—		—		—		1,218,493		1,218,493
Balance at December 31, 2017			590,041		19,102,196		1,055,005		22,281		8,303,431		9,564,584		38,637,538
Cash flows from financing activities:
Dividens paid to shareholders			(1,128,535)		—		—		—		—		—		(1,128,535)
Dividens paid to non-controlling interest	26		(745,932)		—		—		—		—		—		(745,932)
Issuance of debt securities			—		1,095,892		—		—		—		—		1,095,892
Payment of outstanding debt securities			—		(1,139,897)		—		—		—		—		(1,139,897)
Issuance of shares	26		—		—		—		—		—		988,072		988,072
Equity transaction			—		—		—		—		(12,674)		(54,483)		(67,157)
Net cash used in financing activities			(1,874,467)		(44,005)		—		—		(12,674)		933,589		(997,557)
Cash flows from operating activities:
Accrued interest			—		1,162,699		—		—		—		—		1,162,699
Interest paid			—		(922,968)		—		—		—		—		(922,968)
Other changes			1,819,736		842,429		(31,416)		—		—		(749,987)		1,880,762
Total liabilities related to other changes			1,819,736		1,082,160		(31,416)		—		—		(749,987)		2,120,493
Total equity related to other changes			—		—		—		—		181,579		2,016,453		2,198,032
Balance at December 31, 2018			535,310		20,140,351		1,023,589		22,281		8,472,336		11,764,639		41,958,506
Change in accounting policies on january 1, 2019			—		—		2,225,545		—		—		—		2,225,545
Cash flows from financing activities:
Dividens paid to shareholders			(1,266,920)		—		—		—		—		—		(1,266,920)
Dividens paid to non-controlling interest	26		(804,302)		—		—		—		—		—		(804,302)
Issuance of debt securities			—		3,130,254		—		—		—		—		3,130,254
Interest issuance of debt securities			—		18,633		—		—		—		—		18,633
Payment of outstanding debt securities			—		(1,544,225)		—		—		—		—		(1,544,225)
Leases			—		—		(362,334)		—		—		—		(362,334)
Equity transaction			—		—		—		—		(26,570)		(40,527)		(67,097)
Net cash used in financing activities			(2,071,222)		1,604,662		(362,334)		—		(26,570)		(40,527)		(895,991)
Cash flows from operating activities:
Accrued interest			—		1,220,437		205,627		—		—		—		1,426,064
Interest paid			—		(1,103,218)		(194,589)		—		—		—		(1,297,808)
Other Changes			2,167,023		56,037		135,665		—		—		(830,160)		1,528,564
Total liabilities related to other changes			2,167,023		173,255		146,703		—		—		(830,160)		1,656,821
Total equity related to other changes			—		—		—		—		—		2,603,750		2,603,750
Balance at December 31, 2019		Ps.	631,111	Ps.	21,918,268	Ps.	3,033,502	Ps.	22,281	Ps.	8,445,766	Ps.	13,497,702	Ps.	47,548,631